Cover	Mar. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2026
Entity File Number	001-41010
Entity Registrant Name	Mainz Biomed N.V.
Entity Central Index Key	0001874252
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Robert Koch Strasse 50
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Address, Postal Zip Code	55129
City Area Code	+49
Local Phone Number	6131 5542860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value €0.01 per share
Trading Symbol	QUCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false